EARNINGS (LOSS) PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2025
EARNINGS (LOSS) PER ORDINARY SHARE
Schedule of earnings (loss) per share

	Year Ended December 31,
	2025	2024	2023
Earnings (Loss) from continuing operation (U.S. dollars in thousands)	(8,080)	360	(18,498)
Earnings (Loss) from discontinued operation (U.S. dollars in thousands)	7,651	(8,628)	42,414
Earnings (Loss) attributible to ordinary shares	(429)	(8,268)	23,916
Weighted average number of ordinary shares outstanding during the period (in thousands)	31,591,752	12,322,721	2,591,222
Basic earnings (loss) per share (U.S. dollars) from continuing operation	(0.00)	0.00	(0.01)
Basic earnings (loss) per share (U.S. dollars) from discontinued operation	0.00	(0.00)	0.02
Total Basic earnings (loss) per share (U.S. dollars)	(0.00)	(0.00)	0.01